Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Premises and Equipment
Premises and equipment were as follows for the dates indicated:

	At December 31,
	2013	2012
	(Dollars in thousands)
Land	$2,772	$2,772
Buildings	10,029	9,929
Furniture, fixtures, and equipment	5,531	5,249
Leasehold improvements	45	—
Construction in progress	6	66
	18,383	18,016
Less: Accumulated depreciation	(8,919)	(8,441)
	$9,464	$9,575

Rent Commitments	Rent commitments, before considering renewal options that generally are present, were as follows:

(Dollars in thousands)
2014	$14
2015	8